Consolidated Statement Of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Cash Flows, Direct Method [Abstract]
Issuance cost	$ 265
Reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	11,362	$ 16,848
Restricted cash, current	276	276
Restricted cash, non-current	1,004	1,281
Total cash, cash equivalents and restricted cash	12,642	$ 18,405
Restricted cash, current	276
Restricted cash, non-current	$ 1,004